14 FINANCIAL INSTRUMENTS: Schedule of Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Fair Value of Financial Instruments

	December 31, 2018		December 31, 2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
Fair value through profit and loss – assets	$1,594,429	$1,594,429	$386,630	$386,630
Fair value through profit and loss – liabilities	-	-	-	-
	$1,594,429	$1,594,429	$386,630	$386,630